Expenses By Nature - Schedule of Other Expenses (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Replacement Options [Member]
Unrealized loss on marketable securities (Note 3)	$ 469	$ 33
Unrealized loss (gain) on purchase warrants (Note 3)	74	(14)
Loss on disposal of assets (Note 6)		188
Unrealized foreign exchange loss (Note 18)	132	536
Realized foreign exchange gain	(63)	(66)
Interest income	(4)	(16)
Management fee income (Note 6)	(9)
Other	52	(56)
Other expenses, net	$ 651	$ 605